John Hancock International Dynamic Growth Fund Expense Example - Class NAV [Member] - John Hancock International Dynamic Growth Fund - Class NAV	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	$ 1,013